LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts - Discounted cash flow [member] - GBP (£)
£ in Millions
	Dec. 31, 2018	Dec. 31, 2017
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	£ 84,366	£ 86,949
Participating investment contracts	13,912	15,881
Total	98,278	102,830
With-profit fund [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	7,851	8,946
Participating investment contracts	7,438	8,481
Total	15,289	17,427
Non-profit fund [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	76,515	78,003
Participating investment contracts	6,474	7,400
Total	£ 82,989	£ 85,403